LOSS PER SHARE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Earnings per share [line items]
Number of warrants outstanding	2,391,666	0
Convesrion price per share | $ / shares	$ 11.88
SOP Scheme
Earnings per share [line items]
Share options outstanding (in shares)	7,283,880
Restricted Share Units (RSU)
Earnings per share [line items]
Share options outstanding (in shares)	37,500